Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Schedule of self insurance liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balance	$ 1,264.9	$ 1,320.8
Expense	314.4	281.7
Claim payments	(287.6)	(279.6)
Other reductions	(74.0)	(58.0)
Ending balance	1,217.7	1,264.9
Less current portion	(296.0)	(293.3)
Long-term portion	$ 921.7	$ 971.6